INCOME TAXES - Disclosure of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mexico operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2023-2032
Unrecognized tax loss carry forward	$ 75,540	$ 118,810
Canada operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2025-2032
Unrecognized tax loss carry forward	$ 11,005	7,525
Chile Operation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2023-2032
Unrecognized tax loss carry forward	$ 18,146	16,403
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	21,174	9,650
Reclamation provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7,556	7,396
Exploration pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7,194	13,569
Other Canada temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 10,905	$ 13,069